PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	June 30,	December 31,
	2022	2021
Cost:

Buildings and land	$83,083	$82,898
Computers, software and electronic equipment	52,904	49,822
Network equipment	30,628	31,604
Office furniture and equipment	3,718	3,573
Vehicles	235	235
Leasehold improvements	2,451	2,405

	173,019	170,537
Accumulated depreciation	100,609	98,146

Depreciated cost	$72,410	$72,391

Depreciation expenses amounted to $5,461 and $4,425 during the six months ended June 30, 2022 and 2021, respectively.

During the year ended December 31, 2021, a property of the Company in Germany was classified as held for sale. As the sale is highly probable, the asset is available for immediate sale in its present condition and the sale is expected to be completed within one year. The Company recognized an impairment of $439 in the condensed interim consolidated statements of income (loss) for the six months ended June 30, 2022.